EQUITY AWARDS (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Option Plan Activity
A summary of stock option plan activity (including the performance-based options) for the years ended December 31, 2013, 2012, and 2011 is provided below:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
December 31, 2010(1)	1,388,746	3.36	2.05
Options granted	430,855	5.63	4.13
Forfeited	(32,295)	3.97	2.68
Exercised	(5,807)	2.88	2.00
December 31, 2011	1,781,499	3.90	2.59
Options granted	2,193,701	1.46	1.07
Forfeited	(90,007)	3.48	2.52
December 31, 2012	3,885,193	2.53	1.73
Options granted	564,442	1.29	0.93
Forfeited	(15,929)	1.53	1.09
December 31, 2013(2)	4,433,706	2.38	1.63	4.6
Options exercisable on December 31, 2013(2)	2,304,798	3.03		3.8	$—
Options expected to vest as of December 31, 2013	2,128,908	1.68			—

(1)
On December 31, 2010, there were an additional 19,094 of performance-based options for which the performance period had not begun. These options were classified as liability awards and had a weighted average fair values of $2.40 at December 31, 2010.

(2)	On December 31, 2013, options outstanding had exercise prices ranging from $0.71 to $5.93 and options exercisable had exercise prices ranging from $0.71 to $5.93.

Assumptions Used to Estimate Fair Value of Stock Options Granted
We used the Black-Scholes option pricing model to estimate the fair value of stock options granted in 2013, 2012, and 2011, with the following assumptions:

	2013	2012	2011
Expected weighted-average life of options granted	4.5 years	3.0 - 5.0 years	3.0 - 5.0 years
Range of volatility rates based on historical industry volatility	100.52%	94.39% - 102.22%	90.65%
Range of risk-free interest rates	0.81%	.57% - .83%	1.18% - 2.16%
Expected dividend yield	—	—	—